LONG-LIVED ASSETS (Tables)	6 Months Ended	12 Months Ended
	Jul. 01, 2016	Dec. 31, 2015
Goodwill and Intangible Assets Disclosure [Abstract]
Schedule of Changes in Carrying Amount of Goodwill

Changes in the carrying amount of goodwill for the six months ended July 1, 2016 are presented in the table below (in thousands):

	Bracing & Vascular	Recovery Sciences	Surgical Implant	International	Total
Balance, beginning of period
Goodwill	$483,258	$249,601	$49,229	$333,022	$1,115,110
Accumulated impairment losses	—	(49,600)	(47,406)	—	(97,006)

Goodwill, net of accumulated impairment losses at December 31, 2015	483,258	200,001	1,823	333,022	1,018,104
Current Year Activity:
Foreign currency translation	—	—	—	1,082	1,082
Balance, end of period
Goodwill	483,258	249,601	49,229	334,104	1,116,192
Accumulated impairment losses	—	(49,600)	(47,406)	—	(97,006)

Goodwill, net of accumulated impairment losses at July 1, 2016	$483,258	$200,001	$1,823	$334,104	$1,019,186

Changes in the carrying amount of goodwill for the year ended December 31, 2015 are presented in the table below (in thousands):

	Bracing & Vascular	Recovery Sciences	Surgical Implant	International	Total
Balance, beginning of period
Goodwill	$483,258	$249,601	$47,406	$340,631	$1,120,896
Accumulated impairment losses	—	(49,600)	(47,406)	—	(97,006)

Goodwill, net of accumulated impairment losses at December 31, 2014	483,258	200,001	—	340,631	1,023,890
Current Year Activity:
Acquisitions	—	—	1,823	—	1,823
Foreign currency translation	—	—	—	(7,609)	(7,609)
Balance, end of period
Goodwill	483,258	249,601	49,229	333,022	1,115,110
Accumulated impairment losses	—	(49,600)	(47,406)	—	(97,006)

Goodwill, net of accumulated impairment losses at December 31, 2015	$483,258	$200,001	$1,823	$333,022	$1,018,104

Summary of Identifiable Intangible Assets

Identifiable intangible assets consisted of the following (in thousands):

July 1, 2016	Gross Carrying Amount	Accumulated Amortization	Intangible Assets, Net
Definite-lived intangible assets:
Customer relationships	$476,460	$(343,667)	$132,793
Patents and technology	446,840	(260,982)	185,858
Trademarks and trade names	29,756	(14,155)	15,601
Distributor contracts and relationships	4,772	(4,230)	542
Non-compete agreements	6,655	(6,085)	570

	$964,483	$(629,119)	335,364

Indefinite-lived intangible assets:
Trademarks and trade names			375,185

Net identifiable intangible assets			$710,549

December 31, 2015	Gross Carrying Amount	Accumulated Amortization	Intangible Assets, Net
Definite-lived intangible assets:
Customer relationships	$475,776	$(320,991)	$154,785
Patents and technology	446,854	(246,509)	200,345
Trademarks and trade names	29,737	(12,695)	17,042
Distributor contracts and relationships	4,693	(3,875)	818
Non-compete agreements	6,607	(5,714)	893

	$963,667	$(589,784)	$373,883

Indefinite-lived intangible assets:
Trademarks and trade names			375,162

Net identifiable intangible assets			$749,045

Identifiable intangible assets consisted of the following (in thousands):

December 31, 2015	Gross Carrying Amount	Accumulated Amortization	Intangible Assets, Net
Definite-lived intangible assets:
Customer relationships	$475,776	$(320,991)	$154,785
Patents and technology	446,854	(246,509)	200,345
Trademarks and trade names	29,737	(12,695)	17,042
Distributor contracts and relationships	4,693	(3,875)	818
Non-compete agreements	6,607	(5,714)	893

	$963,667	$(589,784)	373,883

Indefinite-lived intangible assets:
Trademarks and trade names			375,162

Net identifiable intangible assets			$749,045

December 31, 2014	Gross Carrying Amount	Accumulated Amortization	Intangible Assets, Net
Definite-lived intangible assets:
Customer relationships	$477,359	$(279,008)	$198,351
Patents and technology	431,979	(215,915)	216,064
Trademarks and trade names	25,970	(9,902)	16,068
Distributor contracts and relationships	4,771	(3,401)	1,370
Non-compete agreements	6,824	(4,723)	2,101

	$946,903	$(512,949)	433,954

Indefinite-lived intangible assets:
Trademarks and trade names			391,951

Net identifiable intangible assets			$825,905

Schedule of Estimated Amortization Expense

Based on our amortizable intangible asset balance as of April 1, 2016, we estimate that amortization expense will be as follows for the next five years and thereafter (in thousands):

2016	$37,857
2017	66,124
2018	57,905
2019	53,041
2020	37,070
Thereafter	83,367

$335,364

Based on our amortizable intangible asset balance as of December 31, 2015 we estimate that amortization expense will be as follows for the next five years and thereafter (in thousands):

2016	76,460
2017	66,104
2018	57,887
2019	53,037
2020	37,066
Thereafter	83,329

$373,883

Goodwill and Intangible Assets by Segments

Our goodwill and intangible assets by segment are as follows (in thousands):

December 31, 2015	Goodwill	Intangible Assets, Net
Bracing and Vascular	$483,258	$449,893
Recovery Sciences	200,001	138,732
International	333,022	131,019
Surgical Implant	1,823	29,401

	$1,018,104	$749,045

December 31, 2014	Goodwill	Intangible Assets, Net
Bracing and Vascular	$483,258	$487,122
Recovery Sciences	200,001	176,134
International	340,631	150,128
Surgical Implant	—	12,521

	$1,023,890	$825,905